SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & sustainable solutions (distributed generation, pumped storage, carbon capture and storage, cogeneration, biomass, and eFuels) and 5) corporate. This best reflects the way in which the CODM reviews the results of the company.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and material accounting policy information.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items, and (3) other income includes but not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income (loss).
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on Funds From Operations. Funds From Operations is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of Funds From Operations used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The company uses Funds From Operations to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within Funds From Operations in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2024:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests and other	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,189	$223	$238	$124	$—	$1,774	$(67)	$2,435	$4,142
Other income	33	106	66	8	56	269	—	160	429
Direct operating costs	(538)	(83)	(67)	(50)	(6)	(744)	29	(1,052)	(1,767)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	38	—	38
	684	246	237	82	50	1,299	—	1,543
Management service costs	—	—	—	—	(106)	(106)	—	—	(106)
Interest income (expense)	(229)	(47)	(68)	(24)	—	(368)	11	(761)	(1,118)
Current income taxes	(21)	(9)	—	(1)	—	(31)	—	(69)	(100)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(11)	—	(11)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(713)	(713)
Funds From Operations	434	190	169	57	(56)	794	—	—
Depreciation									(1,262)
Foreign exchange and financial instrument gain									238
Deferred income tax expense									(67)
Other									(76)
Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC(1)									(549)
Remeasurement of interests held in BRHC by the partnership									58
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares									61
Remeasurement of exchangeable and class B shares of BRHC									574
Share of earnings (loss) from equity-accounted investments									(51)
Net income attributable to non-controlling interests									516
Net income attributable to the partnership									$236
(1)Share of loss from equity-accounted investments of $24 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $197 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,667 million is comprised of Interest expense and Dividends on BEPC exchangeable, class A.2 exchangeable shares and exchangeable shares of BRHC.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests(1)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,212	$152	$165	$125	$—	$1,654	$(47)	$2,360	$3,967
Other income	51	33	23	18	21	146	(13)	451	584
Direct operating costs	(476)	(47)	(42)	(42)	(6)	(613)	22	(875)	(1,466)
Share of revenue, other income and direct operating costs from equity-accounted investments(2)	—	—	—	—	—	—	38	—	38
	787	138	146	101	15	1,187	—	1,936
Management service costs	—	—	—	—	(88)	(88)	—	—	(88)
Interest income (expense)	(261)	(28)	(50)	(21)	3	(357)	8	(668)	(1,017)
Current income taxes	(22)	(2)	(2)	—	—	(26)	—	(87)	(113)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(8)	—	(8)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(1,181)	(1,181)
Funds From Operations	504	108	94	80	(70)	716	—	—
Depreciation									(1,342)
Foreign exchange and financial instrument gain									159
Deferred income tax expense									40
Other									(61)
Dividends on BEPC exchangeable shares(2)									(241)
Remeasurement of BEPC exchangeable and BEPC class B shares									(106)
Share of loss from equity-accounted investments									(38)
Net income attributable to non-controlling interests									692
Net loss attributable to the partnership									$(181)
(1)Amounts attributable to non-controlling interests and other includes certain non-recurring other income items. Refer to Note 7 - Other Income
(2)Share of loss from equity-accounted investments of $8 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $489 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,258 million is comprised of Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
Revenues	$1,095	$176	$167	$146	$—	$1,584	$(55)	$2,249	$3,778
Other income (loss)	44	10	37	8	—	99	1	(7)	93
Direct operating costs	(426)	(54)	(39)	(70)	(5)	(594)	30	(610)	(1,174)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	24	—	24
	713	132	165	84	(5)	1,089	—	1,632
Management service costs	—	—	—	—	(163)	(163)	—	(6)	(169)
Interest income (expense)	(175)	(29)	(50)	(20)	(3)	(277)	4	(539)	(812)
Current income taxes	(34)	(2)	(1)	—	—	(37)	—	(96)	(133)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(4)	—	(4)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(991)	(991)
Funds From Operations	504	101	114	64	(171)	612	—	—
Depreciation									(1,179)
Foreign exchange and financial instrument gain (loss)									(65)
Deferred income tax recovery (expense)									15
Other									(90)
Dividends on class A exchangeable shares(1)									(220)
Remeasurement of exchangeable and class B shares									1,800
Share of loss from equity-accounted investments									(14)
Net income attributable to non-controlling interests									644
Net income attributable to the partnership									$1,503
(1)Share of earnings from equity-accounted investments of $6 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $347 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $1,032 million is comprised of Interest expense and Dividends on BEPC exchangeable shares.
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles the company’s proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Utility-scale solar	Distributed energy & sustainable solutions	Corporate	Total
As at December 31, 2024
Cash and cash equivalents	$110	$42	$77	$24	$2	$255	$(19)	$388	$624
Property, plant and equipment, at fair value	13,678	1,724	1,516	1,374	—	18,292	(857)	21,261	38,696
Total assets	15,592	1,873	1,766	1,468	213	20,912	(277)	23,494	44,129
Total liabilities	7,698	1,140	1,520	575	8,636	19,569	(277)	12,729	32,021
As at December 31, 2023
Cash and cash equivalents	$89	$89	$68	$12	$—	$258	$(5)	$374	$627
Property, plant and equipment, at fair value	13,914	2,713	2,422	1,312	—	20,361	(752)	24,429	44,038
Total assets	15,899	2,986	2,604	1,370	392	23,251	(222)	26,392	49,421
Total liabilities	7,748	2,206	2,154	589	4,766	17,463	(222)	15,051	32,292
Geographical Information
The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2024	2023	2022
Hydroelectric	$2,620	$2,505	$2,307
Wind	670	609	647
Utility-scale solar	643	632	567
Distributed energy & sustainable solutions	209	221	257
	$4,142	$3,967	$3,778
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2024	December 31, 2023
North America	$21,630	$26,082
Colombia	12,431	10,585
Brazil	3,674	4,888
Europe	1,714	3,127
	$39,449	$44,682